Cover	Apr. 29, 2021	Feb. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	Stericycle, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-37556
Entity Tax Identification Number		36-3640402
Entity Address, Address Line One	2355 Waukegan Road
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	367-5910
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		SRCL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000861878
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false